Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2024
Discontinued Operation [Abstract]
Schedule of Assets and Liabilities in Relation to the Discontinued Operation	The carrying amounts of assets and liabilities in relation to the discontinued operation as of March 31, 2023, the date of disposal, were:
As of March 31, 2023
US$
Assets
Non-current assets
Property and equipment	204,519
Right-of-use assets, net	184,970
Total non-current assets	389,489

Current assets
Other receivables	95,174
Cash and cash equivalents	70,736
Total current assets	165,910
Total assets	555,399

Liabilities
Non-current liabilities
Lease liabilities	(94,313)
Total non-current liabilities	(94,313)

Current liabilities
Other payables	(612,770)
Amount due to related company	(1,892,200)
Lease liabilities	(40,652)
Total current liabilities	(2,545,622)
Total liabilities	(2,639,935)

Net liabilities of the disposal group	(2,084,536)

Schedule of Disposal of Discontinued Operation	Calculation of gain or loss of the disposal of discontinued operation
As of March 31, 2023
US$
Gain on disposal of discontinued operation:
Consideration	1
Carrying amount of net liabilities sold	2,084,536
Derecognition of non-controlling interests	(569,360)
Gain on disposal of discontinued operation	1,515,177

Schedule of Net Cash Flows
	For the year ended March 31, 2023	For the year ended March 31, 2022
Net cash inflow (outflow) arising on disposal group:	US$	US$

Net cash used in operating activities	(374,683)	(4,397,911)
Net cash generated from investing activities	35,548	342,158
Net cash (used in) generated from financing activities	(126,787)	3,591,469
Net cash outflow from discontinued operation	(465,922)	(464,284)

Schedule of Cash Flows from Discontinued Operations	Cash flows from discontinued operation
For the year ended March 31, 2023
Net cash outflow arising from the disposal group:	US$
Cash consideration received	—
Cash and cash equivalents	(70,736)
Net cash outflow from the disposal group	(70,736)

Schedule of Consolidated Income Statements of Profit or Loss	The information related to the consolidated income statements of profit or loss and comprehensive loss of the disposal group for the years ended March 31, 2023 and 2022 is presented below:
	For the years ended March 31,
	2024	2023	2022
	US$	US$	US$
Revenue	—	374,409	2,032,916

Cost of revenue	—	(270,232)	(334,590)
Selling and promotion	—	(606,081)	(4,418,173)
General and administrative	—	(607,315)	(502,083)
Operating loss	—	(1,109,219)	(4,920,256)
Other income	—	192,168	5,233
Other expense	—	(8,847,133)	(157,904)
Interest income	—	999	206,841
Finance costs	—	—	(25,625)
Loss before income tax	—	(9,763,185)	(3,193,385)
Income tax expenses	—	(5)	—
Loss for the year from discontinued operation	—	(9,763,190)	(3,193,385)

Other comprehensive (loss) income
Foreign operations – foreign currency translation differences	—	(919)	42,294
	—
Total comprehensive loss for the year from discontinued operation	—	(9,764,109)	(3,151,091)

Total comprehensive loss for the year attributable to owners of the Company
Total comprehensive loss from discontinued operation	—	(9,764,109)	(3,142,707)

Total comprehensive loss for the year attributable to non-controlling interests
Total comprehensive loss from discontinued operation	—	—	(8,384)

Total comprehensive loss for the year from discontinued operation	—	(9,764,109)	(3,151,091)